Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2024		$ 742	$ 216,470	$ (416)	$ (200,469)	$ 16,327
Balance, shares at Dec. 31, 2024	[1]	208,111
Stock based compensation			101			101
Exercise of RSU’		$ 9	(9)
Exercise of RSU, shares	[1]	2,283
Unrealized loss from marketable debt securities				19		19
Net loss					(1,104)	(1,104)
Issuance of SEPA commitment shares	[2]	$ 4	12			16
Issuance of SEPA commitment shares, shares	[1],[2]	987
Issuance of ordinary shares in relation to SEPA	[2]	$ 12	67			79
Issuance of ordinary shares in relation to SEPA, shares	[1],[2]	3,125
Issuance of ordinary shares in relation to ATM	[3]	$ 262	1,177			1,439
Issuance of ordinary shares in relation to ATM, shares	[1],[3]	67,750
Balance at Mar. 31, 2025		$ 1,029	217,818	(397)	(201,573)	16,877
Balance, shares at Mar. 31, 2025	[1]	282,255
Balance at Dec. 31, 2024		$ 742	216,470	(416)	(200,469)	16,327
Balance, shares at Dec. 31, 2024	[1]	208,111
Net loss						(3,599)
Balance at Jun. 30, 2025		$ 2,690	222,304	(403)	(204,068)	20,523
Balance, shares at Jun. 30, 2025	[1]	662,882
Balance at Mar. 31, 2025		$ 1,029	217,818	(397)	(201,573)	16,877
Balance, shares at Mar. 31, 2025	[1]	282,255
Stock based compensation			100			100
Unrealized loss from marketable debt securities				(6)		(6)
Net loss					(2,495)	(2,495)
Issuance of SEPA commitment shares	[2]	$ 4	8			12
Issuance of SEPA commitment shares, shares	[1],[2]	986
Issuance of ordinary shares in relation to ATM	[3]	$ 1,657	4,378			6,035
Issuance of ordinary shares in relation to ATM, shares	[1],[3]	379,641
Balance at Jun. 30, 2025		$ 2,690	222,304	(403)	(204,068)	20,523
Balance, shares at Jun. 30, 2025	[1]	662,882
Balance at Dec. 31, 2025		$ 3,408	223,455	(303)	(210,778)	15,782
Balance, shares at Dec. 31, 2025	[1]	822,674
Stock based compensation			156			156
Exercise of RSU’		$ 10	(10)
Exercise of RSU, shares	[1]	2,283
Unrealized loss from marketable debt securities				(80)		(80)
Net loss					(1,910)	(1,910)
Balance at Mar. 31, 2026		$ 3,418	223,523	(383)	(212,688)	13,948
Balance, shares at Mar. 31, 2026	[1]	824,957
Balance at Dec. 31, 2025		$ 3,408	223,455	(303)	(210,778)	15,782
Balance, shares at Dec. 31, 2025	[1]	822,674
Net loss						(4,633)
Balance at Jun. 30, 2026		$ 4,265	224,215	(331)	(215,411)	12,738
Balance, shares at Jun. 30, 2026	[1]	1,001,394
Balance at Mar. 31, 2026		$ 3,418	223,523	(383)	(212,688)	13,948
Balance, shares at Mar. 31, 2026	[1]	824,957
Stock based compensation			156			156
Exercise of RSU’		$ 30	(30)
Exercise of RSU, shares	[1]	6,302
Unrealized loss from marketable debt securities				52		52
Net loss					(2,723)	(2,723)
Issuance of SEPA commitment shares	[2]	$ 817	488			1,305
Issuance of SEPA commitment shares, shares	[1],[2]	170,135
Balance at Jun. 30, 2026		$ 4,265	$ 224,215	$ (331)	$ (215,411)	$ 12,738
Balance, shares at Jun. 30, 2026	[1]	1,001,394

[1]	Retroactively adjusted (See Note 3.1)
[2]	See Note 3.2
[3]	See Note 3.3